Foreign Exchange Forward Contracts	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Exchange Forward Contracts

NOTE 11—FOREIGN EXCHANGE FORWARD CONTRACTS

Certain subsidiaries have assets and liabilities denominated in currencies other than their respective functional currencies, which creates foreign exchange risk. The Company’s principal strategy in managing its exposure to changes in foreign currency exchange rates is to naturally hedge the foreign currency-denominated liabilities on our balance sheet against corresponding assets of the same currency such that any changes in liabilities due to fluctuations in exchange rates are offset by changes in their corresponding foreign currency assets. In order to further reduce its exposure, the Company also uses foreign exchange forward contracts to economically hedge the impact of the variability in exchange rates on our assets and liabilities denominated in certain foreign currencies. These derivative contracts are not designated for hedge accounting treatment. The Company does not hold or enter into financial instruments for trading or speculative purposes.

During 2012, the Company entered into foreign exchange forward contracts with a notional U.S. dollar equivalent amount of $82.0 million. These contracts were settled in February and May 2013 and no contracts were outstanding as of December 31, 2013. The Company recognized losses of $0.6 million and $4.8 million during the years ended December 31, 2013 and 2012, respectively, related to these contracts.

Beginning in the third quarter of 2014, the Company began to enter into various foreign exchange forward contracts, each with an original maturity of less than three months, and has continued with this program through the end of the year. As of December 31, 2014, the Company had open foreign exchange forward contracts with a net notional U.S. dollar equivalent of $102.5 million. The following table displays the notional amounts of the most significant net foreign exchange hedge positions outstanding as of December 31, 2014.

Buy / (Sell)	December 31, 2014
Euro	$239,341
Chinese Yuan	$(100,086)
Swiss Franc	$35,438
Indonesian Rupiah	$(33,020)
British Pound	$(9,910)

Forward contracts are entered into with a limited number of counterparties, each of which allows for net settlement of all contracts through a single payment in a single currency in the event of a default on or termination of any one contract. As a result, these foreign exchange forward contracts are recorded on a net basis, by counterparty within the consolidated balance sheets.

The fair value of open foreign exchange forward contracts amounted to $4.9 million of net unrealized losses and $0.3 million of net unrealized gains as of December 31, 2014, which were recorded in “Accounts payable” and “Accounts receivable, net of allowance”, respectively, in the consolidated balance sheets. The following tables summarize the financial assets and liabilities included in the consolidated balance sheets:

	December 31, 2014
Description	Gross Amounts of Recognized Assets	Gross Amounts of Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet
Foreign exchange forward contracts	$2,037	$(1,739)	$298

	December 31, 2014
Description	Gross Amounts of Recognized Liabilities	Gross Amounts of Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet
Foreign exchange forward contracts	$6,589	$(1,739)	$4,850

The Company had no derivative assets or liabilities outstanding as of December 31, 2013.

As these foreign exchange forward contracts are not designated for hedge accounting treatment, changes in the fair value of underlying instruments are recognized in “Other expense (income), net” in the consolidated statements of operations. The Company recorded losses from settlements and changes in the fair value of outstanding forward contracts of $28.2 million during the year ended December 31, 2014. These losses largely offset net foreign exchange transaction gains of $32.4 million during the year which resulted from the remeasurement of the Company’s foreign currency denominated assets and liabilities. The cash settlements of these forward exchange forward contracts are included within operating activities in the consolidated statements of cash flows.

For fair value disclosures related to these foreign currency forward contracts, refer to Note 13.